Income Tax	12 Months Ended
Mar. 31, 2020
Income tax
Income tax

17           Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies, no Cayman Islands or British Virgin Islands withholding tax is imposed.

Hong Kong

The Company’s subsidiaries that are incorporated or operate in Hong Kong are subject to Hong Kong Profits Tax on income arising in or derived from Hong Kong. No provision was made for Hong Kong Profits Tax as the subsidiaries did not earn income subject to Hong Kong Profits Tax for the years ended March 31, 2018, 2019 and 2020. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

The PRC

The Company’s PRC subsidiaries are subject to PRC statutory income tax rate of 25% unless otherwise specified.

In February 2018, Beijing Jiachenhong received approval from the tax authority on the renewal of its High and New Technology Enterprises (“HNTE”) status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2017 to December 31, 2019. Beijing Jiachenhong is in the process of reapplication for its HNTE certificate which, upon approval, will entitle it to the preferential income tax rate of 15% from January 1, 2020 to December 31, 2022.

In March 2017, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2016 to December 31, 2018. In February 2020, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2019 to December 31, 2021.

In January 2016, Zhejiang Lukou received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2015 to December 31, 2017. In March 2019, Zhejiang Lukou received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2018 to December 31, 2020.

The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. The Company has not provided for income taxes on such accumulated earnings of its PRC subsidiaries as of March 31, 2020 since these earnings are intended to be reinvested indefinitely in the PRC. As of March 31, 2020, such undistributed earnings that may be subject to the withholding tax amounted to RMB2,845,502 (US$401,862) and the related unrecognized deferred tax liability was RMB284,550 (US$40,186).

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

The PRC	435,576	447,195	668,552	94,418
Non-PRC
- Hong Kong	(45)	(65)	(43)	(6)
- British Virgin Islands	(56)	(56,616)	(13,313)	(1,881)
- Cayman Islands	(131,940)	(34,053)	(76,384)	(10,788)
Income before income tax expense	303,535	356,461	578,812	81,743

(a)          Income taxes

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Current tax expense	72,591	75,948	108,290	15,293
Deferred tax expense	(9,935)	(14,688)	(7,206)	(1,017)
Total income tax expense	62,656	61,260	101,084	14,276

(b)          Reconciliation of expected income tax to actual income tax expense

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% due to the following:

		Year ended March 31,
	Note	2018	2019	2020	2020
		RMB	RMB	RMB	US$

Income before income tax expense		303,535	356,461	578,812	81,743

Computed “expected” tax expense		75,884	89,115	144,703	20,436
Non-PRC entities not subject to income tax
- Hong Kong		11	16	11	2
- British Virgin Islands		14	14,154	3,328	470
- Cayman Islands		32,985	8,513	19,096	2,696
PRC dividend withholding tax	(i)	—	—	4,500	636
Preferential tax rates	(ii)	(49,093)	(51,428)	(70,580)	(9,968)
Others		2,855	890	26	4
Actual income tax expense		62,656	61,260	101,084	14,276

Note:

(i)	During the year ended March 31, 2020, PRC withholding tax of RMB4.5 million ($0.6 million) was levied on dividends distributed by the Company's PRC subsidiary to its holding company outside the PRC.
(ii)	Impact of preferential tax rates for both basic and diluted per share is RMB0.43, RMB0.42 and RMB0.58 (US$0.08) for the years ended March 31, 2018, 2019 and 2020, respectively.

(c)          Deferred taxes

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	32,929	39,573	5,588
Non-current accounts receivable	12,879	11,519	1,627
Inventories	7,834	8,431	1,191
Others	1,858	1,786	251
Deferred tax assets	55,500	61,309	8,657

Deferred tax liabilities:
Deferred revenue	(48)	(38)	(5)
Property, plant and equipment	(5,736)	(5,504)	(777)
Intangible assets	(24,361)	(23,206)	(3,277)
Deferred tax liabilities	(30,145)	(28,748)	(4,059)

Net deferred tax assets	25,355	32,561	4,598

Classification on consolidated balance sheets:
Deferred tax assets	44,981	50,701	7,160
Deferred tax liabilities	(19,626)	(18,140)	(2,562)
Net deferred tax assets	25,355	32,561	4,598

For the years ended March 31, 2018, 2019 and 2020, the Group did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$14). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s PRC subsidiaries for the calendar years from 2015 to 2019 are open to examination by the PRC state and local tax authorities.